Current Taxes and Deferred Taxes (Tables)	12 Months Ended
Dec. 31, 2022
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Schedule of Effect of Current Taxes Assets and Liabilities By Geographic Area

a.1) Current taxes assets and liabilities by geographical area:

	As of December 31, 2022				As of December 31, 2021
	Chile	USA (1)	Colombia	Totals	Chile	USA (1)	Colombia	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Current tax assets	50,690	—	37,663	88,353	18,871	1,713	37,600	58,184
Current tax liabilities	—	—	(77)	(77)	(393)	—	(939)	(1,332)
Totals, net	50,690	—	37,586	88,276	18,478	1,713	36,661	56,852

Schedule of current tax by geographical area

a.2)  Details of current tax items by geographical area:

	As of December 31, 2022				As of December 31, 2021
	Chile	USA (1)	Colombia	Total	Chile	USA (1)	Colombia	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Income tax with effect in profit and loss	(12,000)	—	(1,819)	(13,819)	(51,768)	—	(2,908)	(54,676)
Income tax effect on equity, net investments hedge	—	—	—	—	(7,145)	—	—	(7,145)
Income tax, rate 27%	(12,000)	—	(1,819)	(13,819)	(58,913)	—	(2,908)	(61,821)

Less:
Monthly Provisional Payments	51,824	—	24,576	76,400	25,429	—	19,494	44,923
Tax credit for training costs	1,000	—	—	1,000	800	—	—	800
Tax credit donations	828	—	—	828	732	—	—	732
4% event capital credit	721	—	—	721	1,460	—	—	1,460
Other taxes to be recovered (paid) (2)	8,317	—	14,829	23,146	48,970	1,713	20,075	70,758
Totals	50,690	—	37,586	88,276	18,478	1,713	36,661	56,852

(1)  Corresponds to the branch located in New York.

Schedule of Effect on Income

	2022	2021	2020
	MCh$	MCh$	MCh$
Income tax expense
Current tax expense	(13,819)	(54,676)	8,064
Deferred taxes
Deferred tax expenses	34,041	(52,836)	109,848
Subtotals	20,222	(107,512)	117,912
Others	10,336	(8,119)	(2,702)
Net expense for income taxes	30,558	(115,631)	115,210

Schedule of Effective Tax Rate Reconciliation

The nominal tax rates of the countries where consolidated subsidiaries are located are:

	2022	2021	2020
	Tax rates	Tax rates	Tax rates
Chile	27.0%	27.0%	27.0%
Colombia	38.0%	34.0%	36.0%
USA	21.0%	21.0%	24.1%

	For the years ended December 31,
	2022		2021		2020
	Tax rate	Amount	Tax rate	Amount	Tax rate	Amount
	%	MCh$	%	MCh$	%	MCh$
Amount calculated by using the statutory rates	27.00	(111,457)	27.00	(105,804)	27.00	254,169
Equity price level restatement for tax purposes (1)	(37.76)	155,880	(15.85)	62,109	2.53	23,814
Effect of rates Colombia subsidiary (2)	(0.78)	3,228	(0.51)	1,992	1.37	12,884
Effect of rates New York branch	(0.19)	780	(0.21)	812	0.00	10
Goodwill impairment effect	—	—	—	—	(19.93)	(187,633)
Capital investments tax exemptions (3)	0.36	(1,493)	2.58	(10,127)	0.14	1,303
Effect of rate change Colombia	(0.40)	1,644	(2.26)	8,860	(0.40)	(3,804)
Exchange differences due to investments in Colombia (4)	2.94	(12,133)	16.51	(64,713)	1.94	18,285
Taxes in USA	2.15	(8,880)	0.95	(3,728)	(0.10)	(931)
Permanent and other differences (5)	(0.72)	2,989	1.28	(5,032)	(0.31)	(2,887)
Totals	(7.40)	30,558	29.51	(115,631)	12.24	115,210

(1) During the year ended December 31, 2022, the CPI factor used to adjust the Tax-basis Equity was equal to 13.3% (6.7% in 2021; 2.7% in 2020),

(2) This line reflects the differences in tax rates from other jurisdictions, based on the Bank’s consolidated result,

(3) Capital gains from sales of fixed income instruments qualifying for tax exemption under Article 104 of the Chilean Income Tax Act are not subject to income tax,

(4) For tax purposes, the investment in Colombia is measured in U,S, dollars, The devaluation (appreciation) of the Chilean peso against the U,S, dollar generates income (expense) for tax purposes without a corresponding effect on the accounting results, The amount presented here represents the income tax expense (income) due to the effect of the exchange rate on the investment in Colombia, As part of its exchange rate risk management policy, the Bank has managed this exposure through instruments available in the market to protect itself economically from the tax effect generated by the variation in the exchange rate, The effect of these instruments (which offset the tax effect presented here) is recognized in the Net foreign exchange gain (loss) line of the Consolidated Statement of Income for the year,

(5) This line provides the effects of the variation in the exchange rate for the US dollar reported by the Chilean Central Bank that affects the valuation of the tax investment of the New York branch; and other effects,

Schedule of "OCI" that may be Reclassified Subsequent to Profit or Loss

The table below sets for a summary of the deferred tax effect on other comprehensive income for the years ended December 31, 2022, 2021 and 2020, which consists of the following items:

d.1) Tax effect of “OCI” that may be reclassified subsequently to profit or loss:

	2022	2021	2020
	MCh$	MCh$	MCh$
Debt instruments at fair value through other comprehensive income	(7,799)	10,569	1,558
Hedge of a net investment in foreign operations	3,749	18,417	(21,795)
Cash flows hedge	15,882	(19,092)	(3,034)
Total charge to other comprehensive income	11,832	9,894	(23,271)

d.2) “OCI” that may not be reclassified subsequently to profit or loss:

	2022	2021	2020
	MCh$	MCh$	MCh$
Income tax relating to defined benefit obligation	(1,061)	(274)	(19)
Total charge to other comprehensive income	(1,061)	(274)	(19)

Summary of Effect for Deferred Taxes Presented Assets and Liabilities

Detail of effects for deferred taxes presented in assets and liabilities is as follows:

	As of December 31, 2022			As of December 31, 2021
	Assets	Liabilities	Net	Assets	Liabilities	Net
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Allowances for loan losses	233,612	—	233,612	208,859	—	208,859
Accrued interest on past due portfolio	11,604	—	11,604	3,919	—	3,919
Unearned price differences	950	—	950	340	—	340
Personnel provisions	11,817	—	11,817	11,339	—	11,339
Contingencie provisions	38,308	—	38,308	54,579	—	54,579
Tax losses	81,182	—	81,182	57,248	—	57,248
Net tax value of amortizable assets	1,371	—	1,371	1,459	—	1,459
Depreciation of property, plant and equipment	(34,768)	—	(34,768)	(29,541)	—	(29,541)
Lease division and others	(31,311)	—	(31,311)	17,249	—	17,249
Mark to market of financial instruments	(28,587)	—	(28,587)	(34,892)	—	(34,892)
Itaú-Corpbanca business combination	(11,502)	—	(11,502)	(17,399)	—	(17,399)
IFRS 16 leases effect	1,417	—	1,417	(2,275)	—	(2,275)
Others	519	—	519	1,326	—	1,326
Totals assets (liabilities) for deferred taxes	274,612	—	274,612	272,211	—	272,211

Schedule of Deferred Taxes by Geographic Area

e.2) Deferred taxes by geographic area:

	As of December 31, 2022				As of December 31, 2021
	Chile	USA	Colombia	Total	Chile	USA	Colombia	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Deferred tax assets	178,996	16,587	79,029	274,612	182,981	15,717	73,513	272,211
Deferred tax liabilities	—	—	—	—	—	—	—	—
Net by geographic area	178,996	16,587	79,029	274,612	182,981	15,717	73,513	272,211

Schedule of Effects of Deferred Taxes on Assets and Liabilities

Effects of deferred taxes on assets and liabilities arising from temporary differences (by geographic area) are as follows:

	As of December 31, 2022				As of December 31, 2021
	Chile	USA	Colombia	Total	Chile	USA	Colombia	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Allowances for loan losses	209,012	142	24,458	233,612	185,022	(251)	24,088	208,859
Accrued interest on past due portfolio	11,604	—	—	11,604	3,919	—	—	3,919
Unearned price differences	950	—	—	950	340	—	—	340
Personnel provisions	4,973	595	6,249	11,817	4,286	393	6,660	11,339
Contingencie provisions	8,171	(229)	30,366	38,308	41,866	(1,774)	14,487	54,579
Tax losses	46,484	11,744	22,954	81,182	3,157	17,038	37,053	57,248
Net tax value of amortizable assets	1,371	—	—	1,371	1,459	—	—	1,459
Depreciation of property, plant and equipment	(35,689)	(61)	982	(34,768)	(29,469)	(56)	(16)	(29,541)
Lease division and others	(35,221)	—	3,910	(31,311)	7,501	—	9,748	17,249
Mark to market of financial instruments	(18,748)	4,396	(14,235)	(28,587)	(16,212)	368	(19,048)	(34,892)
Itaú-Corpbanca business combination	(11,502)	—	—	(11,502)	(17,446)	—	47	(17,399)
IFRS 16 leases effect	891	—	526	1,417	(2,137)	(1)	(137)	(2,275)
Others	(3,300)	—	3,819	519	695	—	631	1,326
Totals assets (liabilities), net	178,996	16,587	79,029	274,612	182,981	15,717	73,513	272,211